Pension Plans (Summary of Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 14,525	¥ 17,886
Fair value of plan assets	0	2,854
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	2,075	7,952
Fair value of plan assets	¥ 389	¥ 6,151